Employee benefits liabilities - summarized fair value of the defined benefit obligations and fair value of plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 7,116	€ 7,395
Employee benefit liability	8,920	9,051
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,051	907
Defined Benefit Plans1 [Member]
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	7,869	8,144
Net defined benefit asset	(753)	(749)
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4,120	4,313	€ 3,961
Employee benefit liability	4,873	5,062
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	2,233	2,289
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	763	793
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	27,357	28,106
Obligation | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	24,361	25,024	22,767
Obligation | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,233	2,289	2,216
Obligation | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	763	793	819
Fair value of plan assets | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(20,258)	(20,729)	(18,819)
Asset ceiling | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 17	€ 18	€ 13